Warrants (Details)		6 Months Ended		12 Months Ended
	Aug. 27, 2013 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares $ / item shares	Jun. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Mar. 31, 2014 USD ($) shares	Dec. 31, 2012 USD ($)
Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		111,000		118,225
Class of Warrant or Right, Outstanding		5,336,000		5,344,007
Share Price (in Dollars per share) | $ / shares				$ 3.00
Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Derivative Liability (in Dollars) | $		$ 86,000		$ 126,168	$ 9,147,507
Increase (Decrease) in Derivative Liabilities (in Dollars) | $					(274,928)
2013 Exchange Agreement [Member]
Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	236,900
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 26.00			$ 616.20
Excess of Fair Value, New Warrants (in Dollars) | $	$ 2,553,318
Class of Warrant or Right, Outstanding	236,900			56,518
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars) | $	$ 2,637,387			$ 84,069
Share Price (in Dollars per share) | $ / shares	$ 20.00			$ 20.00
Fair Value Assumptions, Expected Volatility Rate	84.26%			119.54%
Fair Value Assumptions, Risk Free Interest Rate	1.16%			0.46%
Fair Value Assumptions, Expected Dividend Rate	0.00%			0.00%
Fair Value Assumptions, Expected Term	4 years			2 years 73 days
Warrant [Member]
Warrants (Details) [Line Items]
Warrant Units, Outstanding			2.99			22.54
Class of Warrant or Right, Outstanding			89,378			412,933
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars) | $			$ 711,960		$ 7,962,081	$ 6,109,179
Share Price (in Dollars per share) | $ / shares		$ 3.15	$ 12.50	$ 3.00	$ 20.00
Fair Value Assumptions, Expected Dividend Rate				0.00%	0.00%
Derivative Liability (in Dollars) | $		$ 86,000	$ 952,000	$ 126,168	$ 9,147,507		$ 102,695
Increase (Decrease) in Derivative Liabilities (in Dollars) | $		$ (40,000)	$ (1,374,000)	$ (2,200,200)	$ 1,082,731
Warrants Expire In August And September 2018 [Member]
Warrants (Details) [Line Items]
Warrant Units, Outstanding		25.88		25.88
Unit Warrants, Number Recorded as Liability		0.35		0.35
Warrants and Rights Outstanding (in Dollars) | $				$ 50,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,250		1,250
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 26.00		$ 26.00
Purchase Price of Warrants Per Unit (in Dollars per Item) | $ / item		50,000
Warrants Expire In August And September 2018 [Member] | 2013 Exchange Agreement [Member]
Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				236,900
Warrants Expire In August And September 2018 [Member] | Private Placement Initial Closing [Member]
Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				341,713
Warrants Expire In August And September 2018 [Member] | Private Placement Final Closing [Member]
Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				34,225
Warrants Expire In August And September 2018 [Member] | Common Stock [Member]
Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,500		2,500
Warrants Expire In August And September 2018 [Member] | Warrants Amendment Terms [Member]
Warrants (Details) [Line Items]
Warrant Units, Outstanding			2.99			22.54
Class of Warrant or Right, Outstanding			89,000			413,000
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars) | $			$ 712,000			$ 6,109,000
Warrants Expiring In August 2019 [Member] | Investor [Member]
Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				4,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 5.00
Warrants Expiring In August 2019 [Member] | Underwriters [Member]
Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 6.25
Warrants Expiring in January 2010 [Member]
Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				24
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 2,484.75
Warrants Expiring in January 2010 [Member] | Anti Dilution Adjustment [Member]
Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				7,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 7.59